SHARE-BASED COMPENSATION - Shares options, assumptions used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair values of the options granted, assumptions used
Weighted average grant date fair value	$ 1.53	$ 1.09	$ 0.90
Share options
Fair values of the options granted, assumptions used
Risk-free rate of return, minimum	1.64%	2.50%	3.70%
Risk-free rate of return, maximum	1.91%	2.90%	4.00%
Volatility	45.00%	45.00%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiple	2.20	2.20	2.20
Expiration terms	10 years	10 years	10 years
Share options | Minimum
Fair values of the options granted, assumptions used
Volatility			45.00%
Fair value of underlying ordinary share	$ 1.31	$ 1.19	$ 1.14
Share options | Maximum
Fair values of the options granted, assumptions used
Volatility			50.00%
Fair value of underlying ordinary share	$ 5.32	$ 1.36	$ 1.19